PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Actuarial Assumptions (Details)	Jun. 30, 2024	Dec. 31, 2023
Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.45%	1.40%
U.S. | Hourly pension | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.30%	4.85%
U.S. | Hourly pension | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.35%	4.90%
U.S. | Salaried pension
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.35%	4.85%
U.S. | OPEB | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.30%	4.85%
U.S. | OPEB | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.40%	4.90%
U.S. | Other benefits | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.25%	4.75%
U.S. | Other benefits | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.30%	4.85%
France | Retirements
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.65%	3.30%
France | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.60%	3.25%
Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.65%	3.30%